Financial instruments and risk management (Details 10 - Textuals 1) - Dec. 31, 2021	Total	$ / shares	R$ / shares
Probable scenario (i)
Financial instruments and risk management
Rate assumed from difference between probable rate and remote rate	0.50%
Foreign currency appreciation | US dollar | Probable scenario (i)
Financial instruments and risk management
Exchange rate variation in the year		5.3	5.3
Foreign currency appreciation | US dollar | Adverse Scenario (ii)
Financial instruments and risk management
Exchange rate variation in the year		5.5
Short-term financial investments | Interest rate increase - CDI | Probable scenario (i)
Financial instruments and risk management
Interest rate per year (%)	10.67%
Short-term financial investments | Interest rate increase - CDI | Adverse Scenario (ii)
Financial instruments and risk management
Interest rate per year (%)	11.39%
Loans and borrowings | Interest rate increase - CDI | Probable scenario (i)
Financial instruments and risk management
Interest rate per year (%)	10.67%
Loans and borrowings | Interest rate increase - CDI | Adverse Scenario (ii)
Financial instruments and risk management
Interest rate per year (%)	11.39%
Loans and borrowings | Interest rate increase - Libor | Probable scenario (i)
Financial instruments and risk management
Interest rate per year (%)	0.27%
Loans and borrowings | Interest rate increase - Libor | Adverse Scenario (ii)
Financial instruments and risk management
Interest rate per year (%)	0.54%